BANK LOAN (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018
Statement Line Items [Line Items]
Proportion of ownership interest held	29.60%	29.60%	29.80%
Bank loan | $	$ 4,527
Interest rate	4.35%	4.35%
Henan Found [Member]
Statement Line Items [Line Items]
Proportion of ownership interest held	77.50%	77.50%
RMB [Member]
Statement Line Items [Line Items]
Bank loan | ¥		¥ 30,000